Investments in joint ventures and joint operations - Joint venture additional information (Details) - GBP (£)	12 Months Ended				24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022
Disclosure of joint ventures [line items]
Additional capital contributions	£ 242,000	£ 1,424,000	£ 1,378,000
RE Ventures I, LLC
Disclosure of joint ventures [line items]
Holding	50.00%	50.00%		50.00%
Additional capital contributions	£ 242,000	£ 1,424,000
RE Ventures II, LLC
Disclosure of joint ventures [line items]
Holding	50.00%	50.00%
Additional capital contributions					£ 0